                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Absolute Return Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-12300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Member
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


/s/ Michael F. Goss                     Boston, MA    5/17/10
-----------------------------------   -------------   -------
[Signature]                           [City, State]    [Date]

* Absolute Return Investors, LLC is the general partner of Absolute Return Investors, L.P., the general partner of Absolute Return Capital Partners, L.P. Michael F. Goss is the managing member of Absolute Return Investors, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:       117
Form 13F Information Table Value Total:   181,014
                                        (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-12297               Absolute Return Capital Partners, L.P.
 2    28-12301               Absolute Return Investors, L.P.

                         ABSOLUTE RETURN INVESTORS, LLC

                    FORM 13F INFORMATION TABLE AS OF 3/31/10

                                                                                                      VOTING
                                                             MARKET VALUE                  OTHER    AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP      LONG X 1000     SHARES     MANAGERS      SOLE
----------------------------   ---------------   ---------   ------------   ----------   --------   ---------
AEROPOSTALE                          COM           7865108        1,489      51,655.00                (sole)
ALLIANCE ONE INTL INC                COM          18772103          345      67,706.00                (sole)
ALLIED WRLD ASSUR COM HLDG L         SHS         G0219G203          555      12,376.00                (sole)
AMERICAN ITALIAN PASTA CO           CL A         027070101          233       5,996.00                (sole)
AMERICAN ORIENTAL BIOENGR IN         COM         028731107           60      14,700.00                (sole)
AMERICAN REPROGRAPHICS CO            COM         029263100          270      30,085.00                (sole)
AMERISOURCEBERGEN CORP               COM         03073E105          560      19,358.00                (sole)
SELECT SECTOR SPDR TR          SBI INT--ENERGY   81369Y506       53,184     924,615.00                (sole)
APOLLO GROUP INC                    CL A         037604105        1,227      20,013.00                (sole)
ASHLAND INC NEW                      COM         044209104        1,007      19,091.00                (sole)
ASPEN INSURANCE HOLDINGS LTD         SHS         G05384105        1,266      43,895.00                (sole)
ATC TECHNOLOGY CORP                  COM         00211W104          618      36,024.00                (sole)
ATLANTIC TELE NETWORK INC          COM NEW       049079205          925      20,597.00                (sole)
AZZ INC                              COM         002474104          201       5,949.00                (sole)
BIG LOTS INC                         COM          89302103        1,615      44,331.00                (sole)
BLACKROCK INC                        COM         09247X101          740       3,399.00                (sole)
BOISE INC                            COM         09746Y105          178      28,961.00                (sole)
BROADRIDGE FINL SOLUTIONS IN         COM         11133T103          611      28,573.00                (sole)
CARDINAL HEALTH INC                  COM         14149Y108        1,030      28,583.00                (sole)
CAREER EDUCATION CORP                COM         141665109          843      26,651.00                (sole)
CARLISLE COS INC                     COM         142339100          719      18,873.00                (sole)
CASH AMER INTL INC                   COM         14754D100        1,572      39,805.00                (sole)
CENTENE CORP DEL                     COM         15135B101        1,018      42,359.00                (sole)
CENTRAL GARDEN & PET CO         CL A NON-VTG     153527205          275      29,989.00                (sole)
CERADYNE INC                         COM         156710105          261      11,483.00                (sole)
CHEVRON CORP NEW                     COM         166764100        1,630      21,502.00                (sole)
CINCINNATI BELL INC NEW              COM         171871106          997     292,460.00                (sole)
CONSTELLATION ENERGY GROUP I         COM         210371100        1,552      44,200.00                (sole)
CORINTHIAN COLLEGES INC              COM         218868107        1,616      91,845.00                (sole)
CSG SYS INTL INC                     COM         126349109        1,247      59,383.00                (sole)
DEL MONTE FOODS CO                   COM         24522P103          870      59,605.00                (sole)

                         ABSOLUTE RETURN INVESTORS, LLC

                    FORM 13F INFORMATION TABLE AS OF 3/31/10

                                                                                                      VOTING
                                                             MARKET VALUE                  OTHER    AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP      LONG X 1000     SHARES     MANAGERS      SOLE
----------------------------   ---------------   ---------   ------------   ----------   --------   ---------
DELUXE CORP                          COM         248019101          370      19,029.00                (sole)
DEVRY INC DEL                        COM         251893103        1,106      16,962.00                (sole)
DOLBY LABORATORIES INC               COM         25659T107          734      12,503.00                (sole)
DOLLAR TREE INC                      COM         256746108          457       7,720.00                (sole)
EARTHLINK INC                        COM         270321102          663      77,640.00                (sole)
EMCOR GROUP INC                      COM         29084Q100        1,002      40,663.00                (sole)
ENDO PHARMACEUTICALS HLDGS I         COM         29264F205          735      31,009.00                (sole)
ENERGEN CORP                         COM         29265N108        1,036      22,265.00                (sole)
EXXON MOBIL CORP                     COM         30231G102          303       4,524.00                (sole)
EZCORP INC                      CL A NON VTG     302301106        1,169      56,768.00                (sole)
FEDERATED INV INC PA                 CLB         314211103          977      37,037.00                (sole)
FLUOR CORP NEW                       COM         343412102          838      18,022.00                (sole)
FORCE PROTECTION INC               COM NEW       345203202          176      29,185.00                (sole)
FOREST LABS INC                      COM         345838106        1,665      53,097.00                (sole)
FRANKLIN RES INC                     COM         354613101          984       8,876.00                (sole)
FREEPORT-MCMORAN COPPER & GO         COM         35671D857          687       8,223.00                (sole)
FRESH DEL MONTE PRODUCE INC          ORD         G36738105          223      11,027.00                (sole)
GARMIN LTD                           ORD         G37260109        1,657      42,889.00                (sole)
GFI GROUP INC                        COM         361652209          188      32,422.00                (sole)
GRAINGER W W INC                     COM         384802104        1,039       9,613.00                (sole)
GT SOLAR INTL INC                    COM         3.62E+212           53      10,212.00                (sole)
HARRIS CORP DEL                      COM         413875105          462       9,729.00                (sole)
HEALTHSPRING INC                     COM         42224N101          476      27,057.00                (sole)
HELMERICH & PAYNE INC                COM         423452101          591      15,515.00                (sole)
HERBALIFE LTD                        COM         G4412G101        1,698      36,810.00                (sole)
HUMANA INC                           COM         444859102          851      18,188.00                (sole)
INSIGHT ENTERPRISES INC              COM         45765U103          459      31,995.00                (sole)
INTERDIGITAL INC                     COM         45867G101          324      11,633.00                (sole)
ISHARES INC                      MSCI GERMAN     464286806          350      16,025.00                (sole)
ISHARES INC                      MSCI JAPAN      464286848          583      55,840.00                (sole)
ITT EDUCATIONAL SERVICES INC         COM         45068B109          417       3,709.00                (sole)
KNIGHT CAPITAL GROUP INC            CL A         499005106          156      10,246.00                (sole)
L-3 COMMUNICATIONS HLDGS INC         COM         502424104        1,049      11,450.00                (sole)
LINCARE HOLDINGS INC CMN             COM         532791100          577      12,862.00                (sole)

                         ABSOLUTE RETURN INVESTORS, LLC

                    FORM 13F INFORMATION TABLE AS OF 3/31/10

                                                                                                      VOTING
                                                             MARKET VALUE                  OTHER    AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP      LONG X 1000     SHARES     MANAGERS      SOLE
----------------------------   ---------------   ---------   ------------   ----------   --------   ---------
LUBRIZOL CORP                        COM         549271104        1,528      16,664.00                (sole)
MAXIMUS INC                          COM         577933104          281       4,606.00                (sole)
MEDCATH CORP                         COM         58404W109          153      14,649.00                (sole)
MICROSOFT CORP                       COM         594918104          595      20,313.00                (sole)
MICROSTRATEGY INC                 CL A NEW       594972408          307       3,609.00                (sole)
MIRANT CORP NEW                      COM         60467R100        1,362     125,369.00                (sole)
MOLINA HEALTHCARE INC                COM         60855R100          307      12,203.00                (sole)
MSC INDL DIRECT INC                 CL A         553530106          926      18,259.00                (sole)
NATIONAL OILWELL VARCO INC           COM         637071101        1,375      33,875.00                (sole)
NET 1 UEPS TECHNOLOGIES INC        COM NEW       64107N206          263      14,279.00                (sole)
NEWMARKET CORP                       COM         651587107        1,279      12,419.00                (sole)
NICOR INC                            COM         654086107          270       6,442.00                (sole)
NRG ENERGY INC                     COM NEW       629377508          503      24,072.00                (sole)
NUTRI SYS INC NEW                    COM         67069D108          320      17,932.00                (sole)
OLIN CORP                        COM PAR $1      680665205          513      26,164.00                (sole)
OMNOVA SOLUTIONS INC                 COM         682129101           93      11,800.00                (sole)
OXFORD INDS INC                      COM         691497309          742      36,500.00                (sole)
PAR PHARMACEUTICAL COS INC           COM         69888P106          788      31,792.00                (sole)
PARTNERRE LTD                        COM         G6852T105          496       6,227.00                (sole)
ELLIS PERRY INTL INC                 COM         288853104          265      11,668.00                (sole)
PREMIERE GLOBAL SVCS INC CMN         COM         740585104          160      19,363.00                (sole)
PUBLIC SVC ENTERPRISE GROUP          COM         744573106        1,392      47,156.00                (sole)
QUESTCOR PHARMACEUTICALS INC         COM         74835Y101          273      33,119.00                (sole)
RAYTHEON CO                        COM NEW       755111507        1,560      27,316.00                (sole)
RELIANCE STEEL & ALUMINUM CO         COM         759509102        1,190      24,170.00                (sole)
ROCK-TENN CO                        CL A         772739207          612      13,435.00                (sole)
SANDERSON FARMS INC                  COM         800013104          871      16,252.00                (sole)
SEAGATE TECHNOLOGY                   SHS         G7945J104          490      26,846.00                (sole)
SHAW GROUP INC                       COM         820280105          457      13,272.00                (sole)
SPDR S&P 500 ETF TR            UNIT SER 1 S&P    78462F103       10,184      87,046.00                (sole)
SPDR SERIES TRUST              S&P OILGAS EXP    78464A730       38,083     903,945.00                (sole)
STEPAN CO                            COM         858586100          209       3,741.00                (sole)
SWS GROUP INC                        COM         78503N107          372      32,278.00                (sole)
SYNAPTICS INC                        COM         87157D109          538      19,500.00                (sole)

                         ABSOLUTE RETURN INVESTORS, LLC

                    FORM 13F INFORMATION TABLE AS OF 3/31/10

                                                                                                      VOTING
                                                             MARKET VALUE                  OTHER    AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP      LONG X 1000     SHARES     MANAGERS      SOLE
----------------------------   ---------------   ---------   ------------   ----------   --------   ---------
SYNNEX CORP                          COM         87162W100          213       7,210.00                (sole)
TELEPHONE & DATA SYS INC             COM         879433100          701      20,722.00                (sole)
TELETECH HOLDINGS INC                COM         879939106          214      12,554.00                (sole)
TESSERA TECHNOLOGIES INC             COM         88164L100          417      20,572.00                (sole)
TEXAS INSTRS INC                     COM         882508104          518      21,164.00                (sole)
TIMKEN CO                            COM         887389104          250       8,328.00                (sole)
TOWERS WATSON & CO                  CL A         891894107          267       5,622.00                (sole)
TRAVELERS COMPANIES INC              COM         89417E109          468       8,670.00                (sole)
UGI CORP NEW                         COM         902681105        1,271      47,908.00                (sole)
UNIFIRST CORP MASS                   COM         904708104          387       7,508.00                (sole)
UNITED AMER INDEMNITY LTD           CL A         90933T109          146      15,305.00                (sole)
UNITED ONLINE INC                    COM         911268100          348      46,552.00                (sole)
USA MOBILITY INC                     COM         90341G103          209      16,500.00                (sole)
VALMONT INDS INC                     COM         920253101          304       3,667.00                (sole)
VMWARE INC                        CL A COM       928563402        1,219      22,877.00                (sole)
WESTERN DIGITAL CORP                 COM         958102105        1,608      41,254.00                (sole)
WORLD ACCEP CORP DEL                 COM         981419104          716      19,849.00                (sole)
XILINX INC                           COM         983919101          232       9,095.00                (sole)
                                                                181,014